Basis of Presentation and Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2023
Basis of Presentation and Material Accounting Policy Information [Abstract]
Schedule of Right-of-Use Assets	ROU assets are depreciated over the shorter of the lease term and the estimated useful lives of the assets, as follows:
Asset Class	Depreciation Method	Depreciation period
Leased premises	Straight-line	4-10 years
Vehicles and other	Straight-line	3-5 years
BVVE and Electrical components	Sum of years	5 years

Schedule of Property, Plant and Equipment	Property, plant and equipment are depreciated as follows:
Asset Class	Depreciation Method	Depreciation period
BVVE	Sum of years	5 years
Mineral assets *	N/A	N/A
Electrical equipment	Sum of years	5 years
Leasehold improvements	Straight-line	Shorter of the lease term and the expected life of the improvement
Buildings	Declining balance	4%
Vehicles	Declining balance	30%
*	From the acquisition of mineral assets in 2018 until their disposal during the year ended December 31, 2023, there has been no production.

Schedule of Years Depreciation Method	The sum of years depreciation method is calculated as follows:
	Year 1	Year 2	Year 3	Year 4	Year 5
Rate	5/15	4/15	3/15	2/15	1/15
Percentage	33.33%	26.67%	20.00%	13.33%	6.67%
The sum of years amortization method for systems software is calculated as follows:
	Year 1	Year 2	Year 3	Year 4	Year 5
Rate	5/15	4/15	3/15	2/15	1/15
Percentage	33.33%	26.67%	20.00%	13.33%	6.67%

Schedule of Intangible Assets are Amortized	Intangible assets are amortized as follows:
Asset Class	Amortization Method	Amortization period
Systems software	Sum of years	5 years
Access rights to electricity	Straight-line	Lease term of the facility or the access rights period
Favorable lease	Straight-line	Lease term

Schedule of Assets and liabilities Measured at Fair Value	Assets and liabilities measured at fair value, or whose fair value is disclosed are classified into categories within the fair value hierarchy, based on the lowest level input that is significant to the overall fair value measurement:
Level	Definition
Level 1	Unadjusted quoted prices in an active market of identical assets and liabilities
Level 2	Non-quoted prices included in Level 1 that are either directly or indirectly observable
Level 3	Data that is not based on observable market information, such as valuation techniques without the use of observable market data

Schedule of Consolidated Statements of Cash Flows	Adjustments to consolidated statements of cash flows for the year ended December 31, 2022 - Restatement
	Year ended December 31,
	2022 (as reported)	(i) Cash flow reclassification	2022 (as restated)
Cash flows from (used in) operating activities
Net loss	(175,644)	—	(175,644)
Adjustments for:			—
Proceeds from sale of digital assets earned	158,674	(158,674)	—
Net change in cash related to operating activities	36,250	(158,674)	(122,424)

Cash flows from (used in) investing activities
Proceeds from sale of digital assets earned	—	158,674	158,674
Net change in cash related to investing activities	(155,011)	158,674	3,663
Adjustments to consolidated statements of cash flows for the year ended December 31, 2023 - Restatement
	Year ended December 31,
	2023 (as reported)	(i) Cash flow reclassification	(ii) 2023 Warrants	2023 (as restated)
Cash flows from (used in) operating activities
Net loss	(104,036)	—	(4,886)	(108,922)
Adjustments for:
Net financial expenses	32,308	—	4,886	37,194
Proceeds from sale of digital assets earned	129,309	(129,309)	—	—
Net change in cash related to operating activities	23,598	(129,309)	—	(105,711)

Cash flows from (used in) investing activities
Proceeds from sale of digital assets earned	—	129,309	—	129,309
Net change in cash related to investing activities	(58,343)	129,309	—	70,966

Schedule of Consolidated Statements of Financial Position	Adjustments to consolidated statements of financial position as of December 31, 2023 - Restatement
	As of December 31,	Adjustment	As of December 31,
	2023 (as reported)	(ii) 2023 Warrants	2023 (as restated)
Shareholders’ equity
Share capital	530,123	4,886	535,009
Contributed surplus	56,622	—	56,622
Revaluation surplus	2,941	—	2,941
Accumulated deficit	(294,924)	(4,886)	(299,810)
Total equity	294,762	—	294,762

Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss	Adjustments to consolidated statements of profit or loss and comprehensive profit or loss for the year ended December 31, 2023 - Restatement
	Year ended December 31,
	2023 (as reported)	(ii) 2023 Warrants	2023 (as restated)

Operating loss	(72,129)	—	(72,129)

Net financial expenses	(32,308)	(4,886)	(37,194)
Net loss before income taxes	(104,437)	(4,886)	(109,323)

Income tax recovery	401	—	401
Net loss and total comprehensive loss	(104,036)	(4,886)	(108,922)

Other comprehensive income (loss)
Item that will not be reclassified to profit or loss:
Change in revaluation surplus - digital assets, net of tax	9,242	—	9,242
Total comprehensive loss, net of tax	(94,794)	(4,886)	(99,680)
Loss per share
Basic and diluted	(0.40)	(0.02)	(0.42)
Weighted average number of common shares outstanding
Basic and diluted	262,237,117	—	262,237,117